AMOUNTS DUE FROM RELATED PARTIES	12 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
AMOUNTS DUE FROM RELATED PARTIES

(5) Amounts due from related parties

Amounts due from related parties consists of the following as of September 30, 2024, and 2023:

	2024	2023
ELITE RAINBOW LIMITED – Shareholder	$142,706	$139,280
Mingfeng Shi – shareholder and CEO	-	6,965
SHIMF INVESTMENT LIMITED– Shareholder	3,843	-
GZY GROUP LIMITED– Shareholder	3,843	-
STAR SPARKLING LIMITED– Shareholder	3,843	-
Total	$154,235	$146,245